Income Taxes - Significant Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 832	$ 663
Credits	7,522	4,585
Deferred rent	17	30
Other accrued liabilities	84	754
Depreciation	47	22
Deferred interest	1,264	0
Total deferred tax assets	9,766	6,054
Deferred tax liabilities:
Other accrued liabilities	0	0
Depreciation	0	0
Total deferred tax liabilities	0	0
Valuation allowance	9,766	6,054
Net deferred tax liability	$ 0	$ 0